Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions
Schedule of related parties and their relationships with the Group

Related Party	Relationship with the Group
Ms. Haiyan Gong (Note)	Nominee shareholder of the VIEs
Mr. JP Gan	Member of the Board of Directors and Compensation Committee, and the chairman of Company’s Nominating and Corporate Governance Committee.